STOCK OPTIONS (Details Narrative)	12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Warrants One [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	$ 450,325	$ 611,439	$ 23,260	$ 272,918